SHORT TERM INVESTMENTS (Schedule of Interest Income Recognized on Held-To-Maturity Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Interest income recognized on held-to-maturity investments	¥ 5,836	$ 849	¥ 3,799	¥ 4,078